Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (97.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (0.5%)
Publicis Groupe SA	36,501	3,019

Total		3,019

Consumer Discretionary (3.3%)
BorgWarner, Inc.	65,792	3,570
Compagnie Generale des Etablissements Michelin	89,585	3,051
Gentex Corp.	159,659	3,488
Mohawk Industries, Inc. *	31,382	3,090
PulteGroup, Inc.	49,200	5,786
Sodexo SA	54,895	2,818

Total		21,803

Consumer Staples (7.1%)
The Clorox Co.	20,510	2,125
Colgate-Palmolive Co.	7,618	649
Heineken NV	56,830	4,373
Henkel AG & Co. KGaA - Preference Shares	36,453	2,801
Kenvue, Inc.	465,839	8,031
Kimberly-Clark Corp.	81,372	7,850
Koninklijke Ahold Delhaize NV	149,148	6,963
Magnum Ice Cream Co. NV *	94,848	1,400
Mondelez International, Inc.	67,722	3,904
Pernod Ricard SA	40,575	3,029
Sysco Corp.	45,456	3,242
Target Corp.	19,603	2,376

Total		46,743

Energy (7.9%)
Baker Hughes Co.	233,538	14,257
Coterra Energy, Inc.	128,717	4,523
Diamondback Energy, Inc.	41,361	8,181
Enterprise Products Partners LP	252,172	9,542
EQT Corp.	58,766	3,740
Phillips 66	38,541	7,021
SLB, Ltd.	94,524	4,858

Total		52,122

Financials (17.6%)
The Allstate Corp.	32,625	6,765
Ameriprise Financial, Inc.	10,931	4,858
The Bank of New York Mellon Corp.	15,177	1,800
Commerce Bancshares, Inc.	241,318	11,873
Equity Residential	148,836	8,804
First Hawaiian, Inc.	175,202	4,317

Common Stocks (97.3%)	Shares/ Par +	Value $ (000’s)
Financials continued
The Hanover Insurance Group, Inc.	15,110	2,619
Marsh & McLennan Cos., Inc.	66,112	11,467
Northern Trust Corp.	64,643	9,022
Prosperity Bancshares, Inc.	129,981	8,732
Raymond James
Financial, Inc.	19,712	2,854
Reinsurance Group of America, Inc.	53,150	10,851
T. Rowe Price Group, Inc.	46,820	4,220
Truist Financial Corp.	164,770	7,575
U.S. Bancorp	152,186	7,915
Westamerica Bancorporation	67,797	3,536
Willis Towers Watson PLC	31,335	9,109

Total		116,317

Health Care (14.3%)
Becton Dickinson and Co.	60,691	9,542
Cencora, Inc.	8,136	2,556
Envista Holdings Corp. *	198,378	5,033
GE HealthCare Technologies, Inc.	125,023	8,899
Henry Schein, Inc. *	170,580	12,572
IQVIA Holdings, Inc. *	33,066	5,639
Labcorp Holdings, Inc.	42,648	11,379
Medtronic PLC	74,865	6,487
Quest Diagnostics, Inc.	33,561	6,577
Universal Health Services, Inc. - Class B	36,238	6,486
Waters Corp. *	10,964	3,265
Zimmer Biomet Holdings, Inc.	176,202	15,932

Total		94,367

Industrials (16.9%)
A.O. Smith Corp.	89,094	5,875
ABM Industries, Inc.	6,929	267
Bunzl PLC	348,950	10,454
CSX Corp.	244,572	10,040
Cummins, Inc.	9,308	5,008
Daikin Industries, Ltd.	36,600	4,440
Dover Corp.	8,865	1,848
Fortive Corp.	59,222	3,274
Hexcel Corp.	31,359	2,538
IDEX Corp.	11,584	2,196
L3Harris Technologies, Inc.	31,532	10,883

Common Stocks (97.3%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Masco Corp.	60,230	3,636
MSC Industrial Direct Co., Inc.	99,035	9,138
Norfolk Southern Corp.	22,821	6,550
Oshkosh Corp.	27,046	3,981
Owens Corning	39,789	4,306
PACCAR, Inc.	27,300	3,153
Republic Services, Inc.	10,581	2,317
Sensata Technologies Holding PLC	129,180	4,550
Southwest Airlines Co.	99,898	3,753
Stanley Black & Decker, Inc.	32,693	2,323
Sunbelt Rentals Holdings, Inc.	53,056	3,388
The Timken Co.	46,552	4,682
The Toro Co.	32,111	3,000

Total		111,600

Information Technology (9.0%)
Akamai Technologies, Inc. *	47,602	5,467
Amdocs, Ltd.	88,789	5,794
CDW Corp.	32,916	3,983
Cognizant Technology Solutions Corp.	92,781	5,692
F5, Inc. *	24,940	7,216
HP, Inc.	225,883	4,339
Infineon Technologies AG	143,649	6,312
NXP Semiconductors NV	22,283	4,387
Ralliant Corp.	83,302	3,465
TE Connectivity PLC	11,605	2,426
Teradyne, Inc.	24,374	7,226
Vontier Corp.	79,603	2,823

Total		59,130

Materials (3.9%)
Amrize, Ltd. *	90,753	5,084
Packaging Corp. of America	51,345	10,897
PPG Industries, Inc.	46,045	4,921
Reliance, Inc.	16,896	5,135

Total		26,037

Real Estate (6.8%)
Agree Realty Corp.	34,380	2,592
American Tower Corp.	31,860	5,498
CareTrust REIT, Inc.	74,974	2,748
Essex Property Trust, Inc.	8,285	2,005
Healthpeak Properties, Inc.	301,227	4,949
Iron Mountain, Inc.	19,965	2,039

Mid Cap Value Portfolio

Common Stocks (97.3%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Public Storage	18,805	5,094
Realty Income Corp.	153,471	9,389
Regency Centers Corp.	32,475	2,457
Ventas, Inc.	65,010	5,317
VICI Properties, Inc.	103,008	2,814

Total		44,902

Utilities (10.0%)
Duke Energy Corp.	49,271	6,451
Evergy, Inc.	139,011	11,388
Eversource Energy	92,660	6,419
Northwestern Energy
Group, Inc.	98,416	6,490
ONE Gas, Inc.	114,752	9,884
ONEOK, Inc.	35,191	3,181
PPL Corp.	144,055	5,503
Spire, Inc.	62,342	5,644
Xcel Energy, Inc.	141,737	11,260

Total		66,220

Total Common Stocks (Cost: $613,495)		642,260

Total Investments (97.3%) (Cost: $613,495)@		642,260

Other Assets, Less Liabilities (2.7%)		17,755

Net Assets (100.0%)		660,015

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Bank NA	EUR	682	792	6/26/26	$7	$—	$7
Sell	Morgan Stanley Bank NA	EUR	25,094	29,117	6/26/26	7	—	7
Buy	Bank of America NA	GBP	619	820	6/26/26	2	—	2
Sell	Bank of America NA	GBP	9,349	12,372	6/26/26	117	—	117
Buy	Bank of America NA	JPY	47,443	301	6/26/26	1	—	1
Sell	Bank of America NA	JPY	638,066	4,049	6/26/26	—π	(12)	(12)

						$134	$(12)	$122

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$134	—	$134	$(12)	—	—	$(12)

Mid Cap Value Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $613,495 and the net unrealized appreciation of investments based on that cost was $28,887 which is comprised of $63,016 aggregate gross unrealized appreciation and $34,129 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$—	$3,019	$—
Consumer Discretionary	15,934	5,869	—
Consumer Staples	28,177	18,566	—
Industrials	93,318	18,282	—
Information Technology	52,818	6,312	—
All Others	399,965	—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	134	—

Total Assets:	$590,212	$52,182	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(12)	—

Total Liabilities:	$—	$(12)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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